UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21120

Conestoga Funds
(Exact name of registrant as specified in charter)

550 E. Swedesford Road, Suite 120 Wayne, PA	19087
(Address of principal executive offices)	(Zip code)

Conestoga Capital Advisors 550 E. Swedesford Road, Suite 120 Wayne, PA 19087
(Name and address of agent for service)

With Copy To:
Josh Deringer, Esq.
Faegre Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103

Registrant's telephone number, including area code:	(800) 320-7790

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.

A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Conestoga Small Cap Fund

Institutional Class (CCALX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Conestoga Small Cap Fund (the "Fund") for the fiscal year ended September 30, 2025 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/small-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.90%

How did the Fund perform in the past 12 months and what affected its performance?

     Equity markets experienced significant volatility over the Period, as investors navigated post-election optimism and renewed policy uncertainty. Following a strong 2024, during which the S&P 500® Index gained 26.5%, markets reversed course in early 2025 after newly elected President Trump announced sweeping tariffs on imports triggering the sharpest two-day market decline since 2020. Recession concerns rose, yet corporate earnings remained resilient. Equity markets rallied sharply after the market bottomed on April 8, 2025 as economic data continued to improve throughout the year as trade tensions eased. While large-cap stocks recovered swiftly, small caps continued to lag amid shifting market leadership and persistent valuation gaps.

     For the Period, the Fund underperformed the Russell 2000® Growth Index (-7.63% vs. +13.56%) and underperformed the Russell 3000® Index (-7.63% vs. +17.41%). The relative shortfall was a combination of style headwinds where low-quality, unprofitable stocks outperformed, coupled with negative stock selection. Technology was the largest detractor, particularly within Software, while Health Care provided some offset earlier in the period.

     In Technology, holdings such as Exponent, Inc. and Novanta, Inc. weighed most heavily. Exponent (-38.85%) detracted -211 basis points to relative performance as margins and utilization weakened amid regulatory delays. Novanta (-44.03%) detracted -195 basis points, pressured by tariffs and supply-chain challenges despite exceeding earnings expectations and expanding its share repurchase program.

     On a positive note, sector allocation effects within Real Estate added modestly to results, while Health Care contributed during late 2024. The Fund’s relative positioning in Basic Materials and Telecommunications was positive from an allocation standpoint, though offset by weaker stock selection.

     Conestoga Capital Advisors, LLC remains confident that small-cap growth companies are well positioned for long-term recovery as valuations normalize, economic clarity improves, and company fundamentals are once again rewarded by the marketplace.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Conestoga Small Cap Fund - Institutional Class - $670,852
Russell 2000® Growth Index - $642,859
Russell 3000® Index - $986,176
$1,000,000
$850,000
$700,000
$550,000
$400,000
$250,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Conestoga Small Cap Fund - Institutional Class	Russell 2000® Growth Index	Russell 3000® Index
Sep-2015	$250,000	$250,000	$250,000
Sep-2016	$296,091	$280,309	$287,410
Sep-2017	$386,202	$339,121	$341,175
Sep-2018	$497,223	$410,556	$401,153
Sep-2019	$480,376	$371,003	$412,857
Sep-2020	$530,948	$429,304	$474,791
Sep-2021	$732,522	$572,113	$626,133
Sep-2022	$522,840	$404,645	$515,762
Sep-2023	$609,316	$443,458	$621,293
Sep-2024	$726,238	$566,109	$839,949
Sep-2025	$670,852	$642,859	$986,176

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	10 Years*
Conestoga Small Cap Fund - Institutional Class	-7.63%	4.79%	10.37%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

Fund Statistics

(as of September 30, 2025)

  Net Assets$3,449,922,885
  Total Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$31,315,098
  Portfolio Turnover Rate17%

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of September 30, 2025)

Industrials
38.8%
Technology
20.0%
Health Care
12.3%
Basic Materials
7.0%
Utilities
4.2%
Money Market
4.0%
Consumer Discretionary
3.8%
Real Estate
3.6%
Telecommunications
2.5%
Financials
2.1%
Consumer Staples
1.3%
Other Assets in Excess of Liabilities
0.4%

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	1.3%
Financials	2.1%
Telecommunications	2.5%
Real Estate	3.6%
Consumer Discretionary	3.8%
Money Market	4.0%
Utilities	4.2%
Basic Materials	7.0%
Health Care	12.3%
Technology	20.0%
Industrials	38.8%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Construction Partners, Inc. - Class A	4.3%
Casella Waste Systems, Inc. - Class A	4.2%
Descartes Systems Group, Inc. (The)	4.1%
RBC Bearings, Inc.	3.8%
ESCO Technologies, Inc.	3.8%
FirstService Corporation	3.6%
Stevanato Group S.p.A.	3.5%
AAON, Inc.	3.2%
Balchem Corporation	3.2%
Merit Medical Systems, Inc.	2.9%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Small Cap Fund - Institutional Class (CCALX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-AR 093025-CCALX

Conestoga Small Cap Fund

Investors Class (CCASX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Conestoga Small Cap Fund (the "Fund") for the fiscal year ended September 30, 2025 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/small-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$106	1.10%

How did the Fund perform in the past 12 months and what affected its performance?

     Equity markets experienced significant volatility over the Period, as investors navigated post-election optimism and renewed policy uncertainty. Following a strong 2024, during which the S&P 500® Index gained 26.5%, markets reversed course in early 2025 after newly elected President Trump announced sweeping tariffs on imports triggering the sharpest two-day market decline since 2020. Recession concerns rose, yet corporate earnings remained resilient. Equity markets rallied sharply after the market bottomed on April 8, 2025 as economic data continued to improve throughout the year as trade tensions eased. While large-cap stocks recovered swiftly, small caps continued to lag amid shifting market leadership and persistent valuation gaps.

     For the Period, the Fund underperformed the Russell 2000® Growth Index (-7.80% vs. +13.56%) and underperformed the Russell 3000® Index (-7.80% vs. +17.41%). The relative shortfall was a combination of style headwinds where low-quality, unprofitable stocks outperformed, coupled with negative stock selection. Technology was the largest detractor, particularly within Software, while Health Care provided some offset earlier in the period.

     In Technology, holdings such as Exponent, Inc. and Novanta, Inc. weighed most heavily. Exponent (-38.85%) detracted -211 basis points to relative performance as margins and utilization weakened amid regulatory delays. Novanta (-44.03%) detracted -195 basis points, pressured by tariffs and supply-chain challenges despite exceeding earnings expectations and expanding its share repurchase program.

     On a positive note, sector allocation effects within Real Estate added modestly to results, while Health Care contributed during late 2024. The Fund’s relative positioning in Basic Materials and Telecommunications was positive from an allocation standpoint, though offset by weaker stock selection.

     Conestoga Capital Advisors, LLC remains confident that small-cap growth companies are well positioned for long-term recovery as valuations normalize, economic clarity improves, and company fundamentals are once again rewarded by the marketplace.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Conestoga Small Cap Fund - Investors Class - $26,296
Russell 2000® Growth Index - $25,714
Russell 3000® Index - $39,447
$40,000
$30,000
$20,000
$10,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Conestoga Small Cap Fund - Investors Class	Russell 2000® Growth Index	Russell 3000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,818	$11,212	$11,496
Sep-2017	$15,382	$13,565	$13,647
Sep-2018	$19,761	$16,422	$16,046
Sep-2019	$19,056	$14,840	$16,514
Sep-2020	$21,018	$17,172	$18,992
Sep-2021	$28,942	$22,885	$25,045
Sep-2022	$20,613	$16,186	$20,630
Sep-2023	$23,978	$17,738	$24,852
Sep-2024	$28,519	$22,644	$33,598
Sep-2025	$26,296	$25,714	$39,447

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	10 Years*
Conestoga Small Cap Fund - Investors Class	-7.80%	4.58%	10.15%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Growth Index	13.56%	8.41%	9.91%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/small-cap-fund/ for updated performance information.

Fund Statistics

(as of September 30, 2025)

  Net Assets$3,449,922,885
  Total Number of Portfolio Holdings45
  Advisory Fee (net of waivers)$31,315,098
  Portfolio Turnover Rate17%

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Consumer Staples	1.3%
Financials	2.1%
Telecommunications	2.5%
Real Estate	3.6%
Consumer Discretionary	3.8%
Money Market	4.0%
Utilities	4.2%
Basic Materials	7.0%
Health Care	12.3%
Technology	20.0%
Industrials	38.8%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Construction Partners, Inc. - Class A	4.3%
Casella Waste Systems, Inc. - Class A	4.2%
Descartes Systems Group, Inc. (The)	4.1%
RBC Bearings, Inc.	3.8%
ESCO Technologies, Inc.	3.8%
FirstService Corporation	3.6%
Stevanato Group S.p.A.	3.5%
AAON, Inc.	3.2%
Balchem Corporation	3.2%
Merit Medical Systems, Inc.	2.9%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Small Cap Fund - Investors Class (CCASX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-AR 093025-CCASX

Conestoga SMid Cap Fund

Institutional Class (CCSGX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Conestoga SMid Cap Fund (the "Fund") for the fiscal year ended September 30, 2025 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/smid-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$83	0.85%

How did the Fund perform in the past 12 months and what affected its performance?

     Equity markets experienced significant volatility over the Period, as investors navigated post-election optimism and renewed policy uncertainty. Following a strong 2024, during which the S&P 500® Index gained 26.5%, markets reversed course in early 2025 after newly elected President Trump announced sweeping tariffs on imports triggering the sharpest two-day market decline since 2020. Recession concerns rose, yet corporate earnings remained resilient. Equity markets rallied sharply after the market bottomed on April 8, 2025 as economic data continued to improve throughout the year as trade tensions eased. While large-cap stocks recovered swiftly, small caps continued to lag amid shifting market leadership and persistent valuation gaps.

     For the Period, the Fund underperformed the Russell 2500® Growth Index (-3.66% vs. +12.62%) and underperformed the Russell 3000® Index (-3.66% vs. +17.41%). The relative shortfall was a combination of style headwinds where low-quality, unprofitable stocks outperformed, coupled with negative stock selection. Positive sector allocation was a modest contributor. Technology was the largest detractor, particularly within Software (-2.64%), while Real Estate provided a modest positive contribution.

     Within Technology, Exponent (-38.85%) detracted -185 basis points as lower utilization, margin pressure, and regulatory delays hindered results despite earnings above estimates. Novanta (-44.03%) detracted -142 basis points amid trade disruptions, tariffs, and softness in life sciences markets, though management reaffirmed long-term confidence through a $200 million share repurchase authorization.

     Sector performance in the benchmark was led by Utilities and Basic Materials, areas where the Fund’s allocation was favorable, but stock selection limited relative gains. Real Estate was the weakest benchmark sector but had minimal portfolio impact.

     Conestoga Capital Advisors, LLC remains confident in the long-term potential of high-quality small- and mid-cap growth companies, particularly as earnings visibility improves, valuation spreads normalize, and company fundamentals are once again rewarded by the marketplace.

How has the Fund performed over the last ten years?

Total Return Based on $250,000 Investment

Conestoga SMid Cap Fund - Institutional Class - $753,422
Russell 2500® Growth Index - $705,425
Russell 3000® Index - $986,176
$1,000,000
$850,000
$700,000
$550,000
$400,000
$250,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Conestoga SMid Cap Fund - Institutional Class	Russell 2500® Growth Index	Russell 3000® Index
Sep-2015	$250,000	$250,000	$250,000
Sep-2016	$287,399	$277,554	$287,410
Sep-2017	$368,239	$333,248	$341,175
Sep-2018	$492,123	$410,326	$401,153
Sep-2019	$500,600	$393,443	$412,857
Sep-2020	$569,495	$485,407	$474,791
Sep-2021	$771,431	$640,624	$626,133
Sep-2022	$530,230	$452,314	$515,762
Sep-2023	$619,388	$500,306	$621,293
Sep-2024	$782,059	$626,398	$839,949
Sep-2025	$753,422	$705,425	$986,176

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	10 Years*
Conestoga SMid Cap Fund - Institutional Class	-3.66%	5.76%	11.66%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500® Growth Index	12.62%	7.76%	10.93%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

Fund Statistics

(as of September 30, 2025)

  Net Assets$624,459,972
  Total Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$4,821,298
  Portfolio Turnover Rate11%

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of September 30, 2025)

Industrials
37.7%
Technology
20.8%
Consumer Discretionary
11.8%
Health Care
10.2%
Basic Materials
6.7%
Utilities
4.4%
Real Estate
3.9%
Money Market
3.3%
Financials
1.6%
Liabilities in Excess of Other Assets
-0.4%

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Financials	1.6%
Money Market	3.3%
Real Estate	3.9%
Utilities	4.4%
Basic Materials	6.7%
Health Care	10.2%
Consumer Discretionary	11.8%
Technology	20.8%
Industrials	37.7%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.4%
RBC Bearings, Inc.	4.2%
Construction Partners, Inc. - Class A	4.2%
Rollins, Inc.	4.1%
HEICO Corporation - Class A	4.0%
FirstService Corporation	3.9%
Guidewire Software, Inc.	3.8%
Descartes Systems Group, Inc. (The)	3.3%
Tyler Technologies, Inc.	3.2%
Mercury Systems, Inc.	3.0%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga SMid Cap Fund - Institutional Class (CCSGX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-AR 093025-CCSGX

Conestoga SMid Cap Fund

Investors Class (CCSMX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Conestoga SMid Cap Fund (the "Fund") for the fiscal year ended September 30, 2025 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/smid-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$108	1.10%

How did the Fund perform in the past 12 months and what affected its performance?

     Equity markets experienced significant volatility over the Period, as investors navigated post-election optimism and renewed policy uncertainty. Following a strong 2024, during which the S&P 500® Index gained 26.5%, markets reversed course in early 2025 after newly elected President Trump announced sweeping tariffs on imports triggering the sharpest two-day market decline since 2020. Recession concerns rose, yet corporate earnings remained resilient. Equity markets rallied sharply after the market bottomed on April 8, 2025 as economic data continued to improve throughout the year as trade tensions eased. While large-cap stocks recovered swiftly, small caps continued to lag amid shifting market leadership and persistent valuation gaps.

     For the Period, the Fund underperformed the Russell 2500® Growth Index (-3.91% vs. +12.62%) and underperformed the Russell 3000® Index (-3.91% vs. +17.41%). The relative shortfall was a combination of style headwinds where low-quality, unprofitable stocks outperformed, coupled with negative stock selection. Positive sector allocation was a modest contributor. Technology was the largest detractor, particularly within Software (-2.64%), while Real Estate provided a modest positive contribution.

     Within Technology, Exponent (-38.85%) detracted -185 basis points as lower utilization, margin pressure, and regulatory delays hindered results despite earnings above estimates. Novanta (-44.03%) detracted -142 basis points amid trade disruptions, tariffs, and softness in life sciences markets, though management reaffirmed long-term confidence through a $200 million share repurchase authorization.

     Sector performance in the benchmark was led by Utilities and Basic Materials, areas where the Fund’s allocation was favorable, but stock selection limited relative gains. Real Estate was the weakest benchmark sector but had minimal portfolio impact.

     Conestoga Capital Advisors, LLC remains confident in the long-term potential of high-quality small- and mid-cap growth companies, particularly as earnings visibility improves, valuation spreads normalize, and company fundamentals are once again rewarded by the marketplace.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Conestoga SMid Cap Fund - Investors Class - $29,398
Russell 2500® Growth Index - $28,217
Russell 3000® Index - $39,447
$40,000
$30,000
$20,000
$10,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Conestoga SMid Cap Fund - Investors Class	Russell 2500® Growth Index	Russell 3000® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,465	$11,102	$11,496
Sep-2017	$14,660	$13,330	$13,647
Sep-2018	$19,534	$16,413	$16,046
Sep-2019	$19,827	$15,738	$16,514
Sep-2020	$22,508	$19,416	$18,992
Sep-2021	$30,405	$25,625	$25,045
Sep-2022	$20,838	$18,093	$20,630
Sep-2023	$24,295	$20,012	$24,852
Sep-2024	$30,594	$25,056	$33,598
Sep-2025	$29,398	$28,217	$39,447

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	10 Years*
Conestoga SMid Cap Fund - Investors Class	-3.91%	5.49%	11.39%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2500® Growth Index	12.62%	7.76%	10.93%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/smid-cap-fund/ for updated performance information.

Fund Statistics

(as of September 30, 2025)

  Net Assets$624,459,972
  Total Number of Portfolio Holdings43
  Advisory Fee (net of waivers)$4,821,298
  Portfolio Turnover Rate11%

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	96.7%
Money Market Funds	3.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.4%
Financials	1.6%
Money Market	3.3%
Real Estate	3.9%
Utilities	4.4%
Basic Materials	6.7%
Health Care	10.2%
Consumer Discretionary	11.8%
Technology	20.8%
Industrials	37.7%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Casella Waste Systems, Inc. - Class A	4.4%
RBC Bearings, Inc.	4.2%
Construction Partners, Inc. - Class A	4.2%
Rollins, Inc.	4.1%
HEICO Corporation - Class A	4.0%
FirstService Corporation	3.9%
Guidewire Software, Inc.	3.8%
Descartes Systems Group, Inc. (The)	3.3%
Tyler Technologies, Inc.	3.2%
Mercury Systems, Inc.	3.0%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga SMid Cap Fund - Investors Class (CCSMX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-AR 093025-CCSMX

Conestoga Mid Cap Fund

Institutional Class (CCMAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Conestoga Mid Cap Fund (the "Fund") for the fiscal year ended September 30, 2025 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/mid-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$78	0.80%

How did the Fund perform in the past 12 months and what affected its performance?

     Equity markets experienced significant volatility over the Period, as investors navigated post-election optimism and renewed policy uncertainty. Following a strong 2024, during which the S&P 500® Index gained 26.5%, markets reversed course in early 2025 after newly elected President Trump announced sweeping tariffs on imports triggering the sharpest two-day market decline since 2020. Recession concerns rose, yet corporate earnings remained resilient. Equity markets rallied sharply after the market bottomed on April 8, 2025 as economic data continued to improve throughout the year as trade tensions eased. While large-cap stocks recovered swiftly, small caps continued to lag amid shifting market leadership and persistent valuation gaps.

     For the Period, the Fund underperformed the Russell Midcap® Growth Index (-3.99% vs. 22.02%) and underperformed the Russell 3000® Index for the Period (-3.99% vs. +17.41%). Stock selection was the primary driver of underperformance, led by weakness in the Technology sector. Software holdings detracted most, as investors favored hardware and semiconductor companies benefiting from AI-driven demand. Style headwinds were also a detractor as low-quality, unprofitable stocks outperformed.

     Gartner, Inc. was the largest individual detractor, as slowing contract value growth, reduced federal renewals, and tariff-related cost pressures weighed on results. Copart, Inc., an off-benchmark position, also detracted due to lower purchased vehicle margins, despite solid service revenue growth.

     Additional weakness came from Industrials and Consumer Discretionary holdings, which produced positive absolute returns but trailed strong benchmark sector gains. Health Care provided a modest offset, supported by select medical technology holdings, while Utilities modestly detracted.

     Conestoga Capital Advisors, LLC remains confident that its focus on high-quality, mid-cap growth companies with sustainable earnings, strong balance sheets, and durable competitive advantages will position the Fund for long-term success despite near-term challenges.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

Conestoga Mid Cap Fund - Institutional Class - $240,750
Russell 3000® Index - $393,560
Russell Midcap® Growth Index - $322,810
$395,000
$350,000
$305,000
$260,000
$215,000
$170,000
Jun-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Conestoga Mid Cap Fund - Institutional Class	Russell 3000® Index	Russell Midcap® Growth Index
Jun-2021	$250,000	$250,000	$250,000
Sep-2021	$258,000	$249,875	$246,988
Sep-2022	$177,500	$205,829	$174,131
Sep-2023	$206,750	$247,944	$204,545
Sep-2024	$250,750	$335,204	$264,547
Sep-2025	$240,750	$393,560	$322,810

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	Since Inception (June 29, 2021)*
Conestoga Mid Cap Fund - Institutional Class	-3.99%	-0.88%
Russell 3000® Index	17.41%	11.25%
Russell Midcap® Growth Index	22.02%	6.19%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.

Fund Statistics

(as of September 30, 2025)

  Net Assets$3,297,539
  Total Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate11%

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of September 30, 2025)

Industrials
30.9%
Technology
20.5%
Health Care
18.4%
Consumer Discretionary
18.1%
Money Market
5.0%
Utilities
4.3%
Real Estate
3.7%
Liabilities in Excess of Other Assets
-0.9%

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Real Estate	3.7%
Utilities	4.3%
Money Market	5.0%
Consumer Discretionary	18.1%
Health Care	18.4%
Technology	20.5%
Industrials	30.9%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Rollins, Inc.	5.7%
HEICO Corporation - Class A	5.5%
Waste Connections, Inc.	4.3%
IDEXX Laboratories, Inc.	4.3%
Veeva Systems, Inc. - Class A	4.1%
Verisk Analytics, Inc.	4.1%
Tyler Technologies, Inc.	4.0%
Copart, Inc.	3.8%
CoStar Group, Inc.	3.7%
Guidewire Software, Inc.	3.5%

Material Fund Changes

On November 19, 2025, the Board decided to close and liquidate the Conestoga Mid Cap Fund, following the Adviser’s recommendation. The Fund will cease accepting orders for new shares after the close of business on November 24, 2025, and will be fully liquidated on or around January 31, 2026. At that time, all assets will be distributed in cash to shareholders, and all shares will be redeemed and cancelled. Until the liquidation, proceeds from the sale of portfolio securities will be invested in cash equivalents or held in cash, potentially impacting the Fund's ability to meet its investment objective.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Mid Cap Fund - Institutional Class (CCMAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-AR 093025-CCMAX

Conestoga Mid Cap Fund

Investors Class (CCMMX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Conestoga Mid Cap Fund (the "Fund") for the fiscal year ended September 30, 2025 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/mid-cap-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$103	1.05%

How did the Fund perform in the past 12 months and what affected its performance?

     Equity markets experienced significant volatility over the Period, as investors navigated post-election optimism and renewed policy uncertainty. Following a strong 2024, during which the S&P 500® Index gained 26.5%, markets reversed course in early 2025 after newly elected President Trump announced sweeping tariffs on imports triggering the sharpest two-day market decline since 2020. Recession concerns rose, yet corporate earnings remained resilient. Equity markets rallied sharply after the market bottomed on April 8, 2025 as economic data continued to improve throughout the year as trade tensions eased. While large-cap stocks recovered swiftly, small caps continued to lag amid shifting market leadership and persistent valuation gaps.

     For the Period, the Fund underperformed the Russell Midcap® Growth Index (-4.22% vs. +22.02%) and underperformed the Russell 3000® Index (-4.22% vs. +17.41%). Stock selection was the primary driver of underperformance, led by weakness in the Technology sector. Software holdings detracted most, as investors favored hardware and semiconductor companies benefiting from AI-driven demand. Style headwinds were also a detractor as low-quality, unprofitable stocks outperformed.

     Gartner, Inc. was the largest individual detractor, as slowing contract value growth, reduced federal renewals, and tariff-related cost pressures weighed on results. Copart, Inc., an off-benchmark position, also detracted due to lower purchased vehicle margins, despite solid service revenue growth.

     Additional weakness came from Industrials and Consumer Discretionary holdings, which produced positive absolute returns but trailed strong benchmark sector gains. Health Care provided a modest offset, supported by select medical technology holdings, while Utilities modestly detracted.

     Conestoga Capital Advisors, LLC remains confident that its focus on high-quality, mid-cap growth companies with sustainable earnings, strong balance sheets, and durable competitive advantages will position the Fund for long-term success despite near-term challenges.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Conestoga Mid Cap Fund - Investors Class - $9,530
Russell 3000® Index - $15,742
Russell Midcap® Growth Index - $12,912
$20,000
$15,000
$10,000
$5,000
Jun-2021
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Conestoga Mid Cap Fund - Investors Class	Russell 3000® Index	Russell Midcap® Growth Index
Jun-2021	$10,000	$10,000	$10,000
Sep-2021	$10,310	$9,995	$9,880
Sep-2022	$7,080	$8,233	$6,965
Sep-2023	$8,230	$9,918	$8,182
Sep-2024	$9,950	$13,408	$10,582
Sep-2025	$9,530	$15,742	$12,912

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	Since Inception (June 29, 2021)*
Conestoga Mid Cap Fund - Investors Class	-4.22%	-1.13%
Russell 3000® Index	17.41%	11.25%
Russell Midcap® Growth Index	22.02%	6.19%

* Annualized

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/mid-cap-fund/ for updated performance information.

Fund Statistics

(as of September 30, 2025)

  Net Assets$3,297,539
  Total Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate11%

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	95.1%
Money Market Funds	4.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.9%
Real Estate	3.7%
Utilities	4.3%
Money Market	5.0%
Consumer Discretionary	18.1%
Health Care	18.4%
Technology	20.5%
Industrials	30.9%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Rollins, Inc.	5.7%
HEICO Corporation - Class A	5.5%
Waste Connections, Inc.	4.3%
IDEXX Laboratories, Inc.	4.3%
Veeva Systems, Inc. - Class A	4.1%
Verisk Analytics, Inc.	4.1%
Tyler Technologies, Inc.	4.0%
Copart, Inc.	3.8%
CoStar Group, Inc.	3.7%
Guidewire Software, Inc.	3.5%

Material Fund Changes

On November 19, 2025, the Board decided to close and liquidate the Conestoga Mid Cap Fund, following the Adviser’s recommendation. The Fund will cease accepting orders for new shares after the close of business on November 24, 2025, and will be fully liquidated on or around January 31, 2026. At that time, all assets will be distributed in cash to shareholders, and all shares will be redeemed and cancelled. Until the liquidation, proceeds from the sale of portfolio securities will be invested in cash equivalents or held in cash, potentially impacting the Fund's ability to meet its investment objective.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Mid Cap Fund - Investors Class (CCMMX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-AR 093025-CCMMX

Conestoga Discovery Fund

Institutional Class (CMIRX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Conestoga Discovery Fund (the "Fund") for the fiscal year ended September 30, 2025 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/discovery-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$144	1.25%

How did the Fund perform in the past 12 months and what affected its performance?

     Equity markets experienced significant volatility over the Period, as investors navigated post-election optimism and renewed policy uncertainty. Following a strong 2024, during which the S&P 500® Index gained 26.5%, markets reversed course in early 2025 after newly elected President Trump announced sweeping tariffs on imports triggering the sharpest two-day market decline since 2020. Recession concerns rose, yet corporate earnings remained resilient. Equity markets rallied sharply after the market bottomed on April 8, 2025 as economic data continued to improve throughout the year as trade tensions eased. While large-cap stocks recovered swiftly, small caps continued to lag amid shifting market leadership and persistent valuation gaps.

     For the Period, the Fund underperformed the Russell Microcap® Growth Index (+30.15% vs. +33.08%) but overperformed the Russell 3000® Index (+30.15% vs. +17.41%). The relative shortfall was primarily due to negative stock selection, although positive sector allocation offset some of the losses. Industrials detracted most significantly, particularly within electronic equipment, while Consumer Discretionary added positively, led by education services.

     At the security level, Transcat, Inc. and OrthoPediatrics Corp. were the largest detractors. Transcat (-39.39%) detracted -298 basis points due to weaker calibration demand, margin pressure, and hurricane-related disruptions, despite 15% year-over-year revenue growth and a strengthened regulatory position via acquisition. OrthoPediatrics (-13.29%) detracted -253 basis points amid slowing revenue growth and margin compression, though its Specialty Bracing business and MY01 partnership supported longer-term growth prospects.

     Benchmark sector performance was led by Financials (+65.63%) and Industrials (+53.99%), both areas where allocation helped but stock selection lagged.

     Conestoga Capital Advisors, LLC remains confident that disciplined stock selection and a focus on high-quality micro-cap growth companies position the Fund well as market volatility normalizes.

How has the Fund performed since inception?

Total Return Based on $250,000 Investment

	Conestoga Discovery Fund - Institutional Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$250,000	$250,000	$249,999
Sep-2019	$270,213	$272,292	$228,531
Sep-2020	$372,904	$313,139	$290,702
Sep-2021	$519,635	$412,953	$413,116
Sep-2022	$355,162	$340,161	$260,047
Sep-2023	$318,993	$409,761	$251,975
Sep-2024	$368,223	$553,971	$318,444
Sep-2025	$479,243	$650,412	$423,747

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	Since Inception (November 30, 2018)**
Conestoga Discovery Fund - Institutional Class	30.15%	5.15%	9.99%
Russell 3000® Index	17.41%	15.74%	15.02%
Russell Microcap® Growth Index	33.08%	7.83%	8.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

* Annualized

**Performance prior to December 20, 2021, is that of another investment vehicle (the “Predecessor Fund”) before the commencement of the Fund's operations. The Predecessor Fund was converted into the Fund on December 20, 2021.  The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Returns for the Fund's shares reflect all charges, expenses and fees of the Predecessor Fund.

Fund Statistics

(as of September 30, 2025)

  Net Assets$5,331,977
  Total Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate31%

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of September 30, 2025)

Industrials
33.6%
Health Care
23.5%
Technology
18.3%
Consumer Staples
7.8%
Consumer Discretionary
5.7%
Money Market
4.8%
Financials
3.7%
Telecommunications
3.4%
Liabilities in Excess of Other Assets
-0.8%

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Telecommunications	3.4%
Financials	3.7%
Money Market	4.8%
Consumer Discretionary	5.7%
Consumer Staples	7.8%
Technology	18.3%
Health Care	23.5%
Industrials	33.6%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Planet Labs PBC - Class A	7.7%
Universal Technical Institute, Inc.	4.9%
Mama's Creations, Inc.	4.3%
Bowman Consulting Group Ltd.	4.3%
I3 Verticals, Inc. - Class A	4.0%
Willdan Group, Inc.	3.9%
Vericel Corporation	3.9%
Palomar Holdings, Inc.	3.7%
Energy Recovery, Inc.	3.6%
iRadimed Corporation	3.5%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Discovery Fund - Institutional Class (CMIRX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-AR 093025-CMIRX

Conestoga Discovery Fund

Investors Class (CMCMX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Conestoga Discovery Fund (the "Fund") for the fiscal year ended September 30, 2025 (the "Period"). You can find additional information about the Fund at https://conestogacapital.com/strategies/discovery-fund/. You can also request this information by contacting us at (800) 494-2755 or by visiting https://conestogacapital.com/forms-information/.

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investors Class	$172	1.50%

How did the Fund perform in the past 12 months and what affected its performance?

     Equity markets experienced significant volatility over the Period, as investors navigated post-election optimism and renewed policy uncertainty. Following a strong 2024, during which the S&P 500® Index gained 26.5%, markets reversed course in early 2025 after newly elected President Trump announced sweeping tariffs on imports triggering the sharpest two-day market decline since 2020. Recession concerns rose, yet corporate earnings remained resilient. Equity markets rallied sharply after the market bottomed on April 8, 2025 as economic data continued to improve throughout the year as trade tensions eased. While large-cap stocks recovered swiftly, small caps continued to lag amid shifting market leadership and persistent valuation gaps.

     For the Period, the Fund underperformed the Russell Microcap® Growth Index (+29.95% vs. +33.08%) but overperformed the Russell 3000® Index (+29.95% vs. +17.41%). The relative shortfall was primarily due to negative stock selection, although positive sector allocation offset some of the losses. Industrials detracted most significantly, particularly within electronic equipment, while Consumer Discretionary added positively, led by education services.

     At the security level, Transcat, Inc. and OrthoPediatrics Corp. were the largest detractors. Transcat (-39.39%) detracted -298 basis points due to weaker calibration demand, margin pressure, and hurricane-related disruptions, despite 15% year-over-year revenue growth and a strengthened regulatory position via acquisition. OrthoPediatrics (-13.29%) detracted -253 basis points amid slowing revenue growth and margin compression, though its Specialty Bracing business and MY01 partnership supported longer-term growth prospects.

     Benchmark sector performance was led by Financials (+65.63%) and Industrials (+53.99%), both areas where allocation helped but stock selection lagged.

     Conestoga Capital Advisors, LLC remains confident that disciplined stock selection and a focus on high-quality micro-cap growth companies position the Fund well as market volatility normalizes.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Conestoga Discovery Fund - Investors Class	Russell 3000® Index	Russell Microcap® Growth Index
Nov-2018	$10,000	$10,000	$9,999
Sep-2019	$10,786	$10,892	$9,141
Sep-2020	$14,848	$12,526	$11,627
Sep-2021	$20,638	$16,518	$16,524
Sep-2022	$14,059	$13,606	$10,401
Sep-2023	$12,603	$16,390	$10,079
Sep-2024	$14,517	$22,159	$12,737
Sep-2025	$18,864	$26,016	$16,949

Average Annual Total Returns

(period ended September 30, 2025)

	1 Year*	5 Years*	Since Inception (November 30, 2018)**
Conestoga Discovery Fund - Investors Class	29.95%	4.91%	9.73%
Russell 3000® Index	17.41%	15.74%	15.02%
Russell Microcap® Growth Index	33.08%	7.83%	8.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 494-2755 or visit https://conestogacapital.com/strategies/discovery-fund/ for updated performance information.

* Annualized

**Performance prior to December 20, 2021, is that of another investment vehicle (the “Predecessor Fund”) before the commencement of the Fund's operations. The Predecessor Fund was converted into the Fund on December 20, 2021.  The Predecessor Fund was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and thus was not subject to certain investment and operational restrictions that are imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986 on regulated investment companies. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Returns for the Fund's shares reflect all charges, expenses and fees of the Predecessor Fund.

Fund Statistics

(as of September 30, 2025)

  Net Assets$5,331,977
  Total Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$0
  Portfolio Turnover Rate31%

Asset Weighting (% of total investments)

(as of September 30, 2025)

Value	Value
Common Stocks	95.2%
Money Market Funds	4.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

(as of September 30, 2025)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Telecommunications	3.4%
Financials	3.7%
Money Market	4.8%
Consumer Discretionary	5.7%
Consumer Staples	7.8%
Technology	18.3%
Health Care	23.5%
Industrials	33.6%

Top 10 Holdings (% of net assets)

(as of September 30, 2025)

Holding Name	% of Net Assets
Planet Labs PBC - Class A	7.7%
Universal Technical Institute, Inc.	4.9%
Mama's Creations, Inc.	4.3%
Bowman Consulting Group Ltd.	4.3%
I3 Verticals, Inc. - Class A	4.0%
Willdan Group, Inc.	3.9%
Vericel Corporation	3.9%
Palomar Holdings, Inc.	3.7%
Energy Recovery, Inc.	3.6%
iRadimed Corporation	3.5%

Material Fund Changes

No material changes occurred for the Fund during the Period.

Householding

To avoid sending duplicate copies of materials to households, mailings for accounts held by members of your household may be combined so that only one copy of each annual and semi-annual shareholder report will be mailed. If you prefer to receive multiple copies of the shareholder reports, you may request that by contacting us at (800) 494-2755. Householding will be stopped within 30 days after we receive your request.

Conestoga Discovery Fund - Investors Class (CMCMX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://conestogacapital.com/forms-information/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Please scan to access the Fund's prospectus, financial information, and holdings.

TSR-AR 093025-CMCMX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Nicholas J. Kovich. Mr. Kovich is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $53,100 and $53,100 with respect to the registrant’s fiscal years ended September 30, 2025 and 2024, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $12,800 and $12,000 with respect to the registrant’s fiscal years ended September 30, 2025 and 2024, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended September 30, 2025 and 2024, aggregate non-audit fees of $12,800 and $12,000, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	Not applicable [schedule filed under Item 7]

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Conestoga Funds

SMALL CAP FUND

SMID CAP FUND

MID CAP FUND

DISCOVERY FUND

M a n a g e d B y

Annual Financial Statements
and Additional Information

September 30, 2025

Table of Contents

Schedule of Investments	1
Statements of Assets and Liabilities	15
Statements of Operations	17
Statements of Changes in Net Assets	19
Financial Highlights	23
Notes to Financial Statements	31
Report of Independent Registered Public Accounting Firm	49
Additional Information	51

CONESTOGA SMALL CAP FUND Schedule of Investments September 30, 2025
COMMON STOCKS — 95.6%	Shares	Value
Basic Materials — 7.0%
Metal Fabricating — 3.8%
RBC Bearings, Inc. (a)	336,125	$131,186,226

Specialty Chemicals — 3.2%
Balchem Corporation	725,310	108,840,019

Consumer Discretionary — 3.8%
Education Services — 1.3%
Bright Horizons Family Solutions, Inc. (a)	409,200	44,426,844

Home Improvement Retailers — 2.5%
SiteOne Landscape Supply, Inc. (a)	663,655	85,478,764

Consumer Staples — 1.3%
Nondurable Household Products — 1.3%
WD-40 Company	222,351	43,936,558

Financials — 2.1%
Financial Data Providers — 2.1%
Clearwater Analytics Holdings, Inc. - Class A (a)	3,922,413	70,681,882

Health Care — 12.3%
Biotechnology — 1.3%
Vericel Corporation (a)	1,434,200	45,134,274

Medical Equipment — 7.5%
LeMaitre Vascular, Inc.	1,122,171	98,201,184
Merit Medical Systems, Inc. (a)	1,210,895	100,782,791
Repligen Corporation (a)	449,310	60,059,268
		259,043,243
Medical Supplies — 3.5%
Stevanato Group S.p.A. (b)	4,718,031	121,489,298

Industrials — 38.8%
Building Materials: Other — 3.9%
Simpson Manufacturing Company, Inc.	494,040	82,731,938
Trex Company, Inc. (a)	978,335	50,550,570
		133,282,508

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.6% (Continued)	Shares	Value
Industrials — 38.8% (Continued)
Building: Climate Control — 3.2%
AAON, Inc.	1,189,037	$111,103,617

Commercial Vehicles and Parts — 2.7%
Federal Signal Corporation	777,925	92,565,296

Construction — 4.3%
Construction Partners, Inc. - Class A (a)	1,157,067	146,947,509

Defense — 2.7%
Mercury Systems, Inc. (a)	1,228,133	95,057,494

Diversified Industrials — 6.0%
CSW Industrials, Inc.	325,100	78,918,025
ESCO Technologies, Inc.	615,955	130,034,260
		208,952,285
Electronic Equipment: Control & Filter — 5.3%
Crane NXT Company	704,000	47,217,280
Helios Technologies, Inc.	1,183,924	61,717,958
MSA Safety, Inc.	425,975	73,297,518
		182,232,756
Electronic Equipment: Gauges & Meters — 2.6%
Mesa Laboratories, Inc. (b)	279,510	18,729,965
Mirion Technologies, Inc. (a)	961,005	22,352,976
Transcat, Inc. (a)(b)	656,099	48,026,447
		89,109,388
Electronic Equipment: Other — 2.3%
SPX Technologies, Inc. (a)	435,435	81,330,549

Engineering & Contracting Services — 2.5%
Exponent, Inc.	1,232,830	85,657,029

Industrial Suppliers — 1.0%
Hillman Solutions Corporation (a)	3,611,237	33,151,156

Machinery: Industrial — 0.7%
Kadant, Inc.	77,200	22,973,176

Professional Business Support Services — 1.6%
UL Solutions, Inc. - Class A	806,870	57,174,808

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.6% (Continued)	Shares	Value
Real Estate — 3.6%
Real Estate Services — 3.6%
FirstService Corporation	655,260	$124,820,477

Technology — 20.0%
Computer Services — 1.3%
Workiva, Inc. (a)	525,304	45,218,168

Production Technology Equipment — 3.1%
Azenta, Inc. (a)	938,737	26,960,527
Novanta, Inc. (a)	788,315	78,949,747
		105,910,274
Software — 15.6%
Agilysys, Inc. (a)	475,836	50,081,739
BlackLine, Inc. (a)	1,495,765	79,425,122
CCC Intelligent Solutions Holdings, Inc. (a)	4,408,325	40,159,841
Descartes Systems Group, Inc. (The) (a)	1,498,771	141,229,191
nCino, Inc. (a)	1,278,250	34,653,358
Q2 Holdings, Inc. (a)	1,038,311	75,163,333
SPS Commerce, Inc. (a)	744,230	77,504,112
Vertex, Inc. - Class A (a)	1,598,257	39,620,791
		537,837,487
Telecommunications — 2.5%
Telecommunications Equipment — 2.5%
Digi International, Inc. (a)(b)	2,399,554	87,487,739

Utilities — 4.2%
Waste & Disposal Services — 4.2%
Casella Waste Systems, Inc. - Class A (a)	1,536,735	145,805,417

Total Common Stocks (Cost $1,946,442,144)		$3,296,834,241

CONESTOGA SMALL CAP FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.0%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.80% (c) (Cost $137,381,546)	137,381,546	$137,381,546

Total Investments at Value — 99.6% (Cost $2,083,823,690)		$3,434,215,787

Other Assets in Excess of Liabilities — 0.4%		15,707,098

Net Assets — 100.0%		$3,449,922,885

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as that term is defined in the Investment Company Act of 1940 (Note 5).
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS September 30, 2025
COMMON STOCKS — 97.1%	Shares	Value
Basic Materials — 6.7%
Metal Fabricating — 4.2%
RBC Bearings, Inc. (a)	66,545	$25,971,848

Specialty Chemicals — 2.5%
Balchem Corporation	105,965	15,901,108

Consumer Discretionary — 11.8%
Consumer Services: Miscellaneous — 4.1%
Rollins, Inc.	440,645	25,883,487

Education Services — 2.4%
Bright Horizons Family Solutions, Inc. (a)	136,935	14,867,033

Home Improvement Retailers — 1.9%
SiteOne Landscape Supply, Inc. (a)	92,860	11,960,368

Recreational Products — 2.3%
Pool Corporation	45,740	14,182,602

Recreational Vehicles & Boats — 1.1%
LCI Industries	71,085	6,621,568

Financials — 1.6%
Financial Data Providers — 1.6%
Clearwater Analytics Holdings, Inc. - Class A (a)	542,995	9,784,770

Health Care — 10.2%
Medical Equipment — 4.9%
Merit Medical Systems, Inc. (a)	208,253	17,332,897
Repligen Corporation (a)	102,120	13,650,381
		30,983,278
Medical Supplies — 5.3%
Bio-Techne Corporation	117,945	6,561,280
Stevanato Group S.p.A.	653,112	16,817,634
West Pharmaceutical Services, Inc.	36,230	9,504,216
		32,883,130

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Industrials — 37.7%
Aerospace — 4.0%
HEICO Corporation - Class A	98,840	$25,114,256

Building Materials: Other — 3.8%
Simpson Manufacturing Company, Inc.	76,255	12,769,663
Trex Company, Inc. (a)	215,945	11,157,878
		23,927,541
Building: Climate Control — 2.1%
Watsco, Inc.	33,165	13,408,610

Construction — 4.2%
Construction Partners, Inc. - Class A (a)	204,215	25,935,305

Defense — 3.0%
Mercury Systems, Inc. (a)	245,150	18,974,610

Diversified Industrials — 2.2%
CSW Industrials, Inc.	55,255	13,413,151

Electronic Equipment: Control & Filter — 2.0%
MSA Safety, Inc.	73,690	12,679,838

Electronic Equipment: Other — 2.3%
SPX Technologies, Inc. (a)	76,560	14,299,877

Engineering & Contracting Services — 2.4%
Exponent, Inc.	212,565	14,769,016

Machinery: Engines — 1.3%
Generac Holdings, Inc. (a)	48,870	8,180,838

Machinery: Industrial — 4.6%
EVI Industries, Inc.	408,047	12,898,366
JBT Marel Corporation	75,245	10,568,160
Kadant, Inc.	16,960	5,046,957
		28,513,483
Machinery: Specialty — 2.6%
Graco, Inc.	192,690	16,370,942

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.1% (Continued)	Shares	Value
Industrials — 37.7% (Continued)
Professional Business Support Services — 1.2%
Paylocity Holding Corporation (a)	45,375	$7,226,876

Transaction Processing Services — 2.0%
Jack Henry & Associates, Inc.	85,355	12,711,920

Real Estate — 3.9%
Real Estate Services — 3.9%
FirstService Corporation	126,590	24,114,129

Technology — 20.8%
Computer Services — 1.1%
Workiva, Inc. (a)	81,673	7,030,412

Production Technology Equipment — 1.7%
Novanta, Inc. (a)	106,605	10,676,491

Software — 18.0%
CCC Intelligent Solutions Holdings, Inc. (a)	1,142,220	10,405,624
Descartes Systems Group, Inc. (The) (a)	220,100	20,740,023
Guidewire Software, Inc. (a)	103,785	23,856,020
nCino, Inc. (a)	127,200	3,448,392
Procore Technologies, Inc. (a)	113,135	8,249,804
Q2 Holdings, Inc. (a)	198,250	14,351,318
SPS Commerce, Inc. (a)	103,739	10,803,379
Tyler Technologies, Inc. (a)	38,510	20,146,892
		112,001,452
Utilities — 4.4%
Waste & Disposal Services — 4.4%
Casella Waste Systems, Inc. - Class A (a)	290,955	27,605,810

Total Common Stocks (Cost $455,548,700)		$605,993,749

CONESTOGA SMID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 3.3%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.80% (b) (Cost $20,812,115)	20,812,115	$20,812,115

Total Investments at Value — 100.4% (Cost $476,360,815)		$626,805,864

Liabilities in Excess of Other Assets — (0.4%)		(2,345,892)

Net Assets — 100.0%		$624,459,972

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS September 30, 2025
COMMON STOCKS — 95.9%	Shares	Value
Consumer Discretionary — 18.1%
Consumer Services: Miscellaneous — 9.5%
Copart, Inc. (a)	2,778	$124,927
Rollins, Inc.	3,195	187,674
		312,601
Education Services — 2.5%
Bright Horizons Family Solutions, Inc. (a)	760	82,513

Recreational Products — 3.2%
Pool Corporation	345	106,974

Specialty Retail — 2.9%
Tractor Supply Company	1,685	95,826

Health Care — 18.4%
Health Care Services — 4.1%
Veeva Systems, Inc. - Class A (a)	455	135,549

Medical Equipment — 9.6%
IDEXX Laboratories, Inc. (a)	220	140,556
Repligen Corporation (a)	619	82,742
STERIS plc	375	92,790
		316,088
Medical Supplies — 4.7%
Bio-Techne Corporation	1,075	59,802
West Pharmaceutical Services, Inc.	360	94,439
		154,241
Industrials — 30.9%
Aerospace — 5.5%
HEICO Corporation - Class A	720	182,945

Building: Climate Control — 4.7%
AAON, Inc.	810	75,687
Watsco, Inc.	200	80,860
		156,547
Electronic Equipment: Pollution Control — 2.4%
Xylem, Inc.	530	78,175

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.9% (Continued)	Shares	Value
Industrials — 30.9% (Continued)
Engineering & Contracting Services — 1.5%
Exponent, Inc.	690	$47,941

Machinery: Engines — 2.4%
Generac Holdings, Inc. (a)	480	80,352

Machinery: Specialty — 3.1%
Graco, Inc.	1,190	101,102

Professional Business Support Services — 7.3%
Fair Isaac Corporation (a)	42	62,854
Paylocity Holding Corporation (a)	264	42,047
Verisk Analytics, Inc.	535	134,558
		239,459
Transaction Processing Services — 2.5%
Jack Henry & Associates, Inc.	550	81,912

Trucking — 1.5%
Old Dominion Freight Line, Inc.	349	49,132

Real Estate — 3.7%
Real Estate Services — 3.7%
CoStar Group, Inc. (a)	1,465	123,602

Technology — 20.5%
Computer Services — 4.0%
Cloudflare, Inc. - Class A (a)	280	60,085
Gartner, Inc. (a)	270	70,975
		131,060
Software — 16.5%
Bentley Systems, Inc. - Class B	1,295	66,667
Fortinet, Inc. (a)	939	78,951
Guidewire Software, Inc. (a)	505	116,079
Procore Technologies, Inc. (a)	647	47,179
Roper Technologies, Inc.	210	104,725
Tyler Technologies, Inc. (a)	250	130,790
		544,391

CONESTOGA MID CAP FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 95.9% (Continued)	Shares	Value
Utilities — 4.3%
Waste & Disposal Services — 4.3%
Waste Connections, Inc.	805	$141,519

Total Common Stocks (Cost $2,822,897)		$3,161,929

MONEY MARKET FUNDS — 5.0%
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.80% (b) (Cost $163,413)	163,413	$163,413

Total Investments at Value — 100.9% (Cost $2,986,310)		$3,325,342

Liabilities in Excess of Other Assets — (0.9%)		(27,803)

Net Assets — 100.0%		$3,297,539

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS September 30, 2025
COMMON STOCKS — 96.0%	Shares	Value
Consumer Discretionary — 5.7%
Education Services — 4.9%
Universal Technical Institute, Inc. (a)	7,940	$258,447

Entertainment — 0.8%
Thunderbird Entertainment Group, Inc. (a)	41,176	44,141

Consumer Staples — 7.8%
Food Products — 4.3%
Mama’s Creations, Inc. (a)	21,955	230,747

Soft Drinks — 3.5%
Vita Coco Company, Inc. (The) (a)	4,350	184,745

Financials — 3.7%
Property & Casualty Insurance — 3.7%
Palomar Holdings, Inc. (a)	1,671	195,089

Health Care — 23.5%
Biotechnology — 10.1%
Alpha Teknova, Inc. (a)	29,471	182,425
Twist Bioscience Corporation (a)	5,305	149,283
Vericel Corporation (a)	6,534	205,625
		537,333
Health Care Facilities — 2.2%
U.S. Physical Therapy, Inc.	1,404	119,270

Health Care Services — 3.2%
Phreesia, Inc. (a)	7,240	170,285

Medical Equipment — 8.0%
BioLife Solutions, Inc. (a)	7,149	182,371
iRadimed Corporation	2,610	185,727
OrthoPediatrics Corporation (a)	3,171	58,759
		426,857

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.0% (Continued)	Shares	Value
Industrials — 33.6%
Construction — 3.1%
Construction Partners, Inc. - Class A (a)	1,303	$165,481

Electronic Equipment: Control & Filter — 3.6%
Energy Recovery, Inc. (a)	12,455	192,056

Electronic Equipment: Gauges & Meters — 3.3%
Transcat, Inc. (a)	2,385	174,582

Engineering & Contracting Services — 8.2%
Bowman Consulting Group Ltd. (a)	5,340	226,202
Willdan Group, Inc. (a)	2,166	209,431
		435,633
Industrial Suppliers — 4.4%
CryoPort, Inc. (a)	5,199	49,287
Hillman Solutions Corporation (a)	19,990	183,508
		232,795
Professional Business Support Services — 6.0%
Acuren Corporation (a)	10,165	135,296
Montrose Environmental Group, Inc. (a)	6,660	182,884
		318,180
Security Services — 1.0%
SoundThinking, Inc. (a)	4,673	56,356

Transaction Processing Services — 4.0%
I3 Verticals, Inc. - Class A (a)	6,602	214,301

Technology — 18.3%
Computer Services — 2.1%
Climb Global Solutions, Inc.	850	114,614

Software — 16.2%
N-able, Inc. (a)	20,000	156,000
Planet Labs PBC - Class A (a)	31,765	412,310
Q2 Holdings, Inc. (a)	1,965	142,246
TECSYS, Inc.	6,035	151,539
		862,095

CONESTOGA DISCOVERY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.0% (Continued)	Shares	Value
Telecommunications — 3.4%
Telecommunications Equipment — 3.4%
Digi International, Inc. (a)	5,040	$183,758

Total Common Stocks (Cost $3,676,501)		$5,116,765

MONEY MARKET FUNDS — 4.8%
Morgan Stanley Institutional Liquidity Fund - Advisory Class, 3.80% (b) (Cost $257,534)	257,534	$257,534

Total Investments at Value — 100.8% (Cost $3,934,035)		$5,374,299

Liabilities in Excess of Other Assets — (0.8%)		(42,322)

Net Assets — 100.0%		$5,331,977

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.
Schedule of Investments uses the Russell ICB Industry and Sector classification.
See accompanying notes to financial statements.

CONESTOGA FUNDS Statements of Assets and Liabilities September 30, 2025
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
ASSETS
Investments in unaffiliated securities, at cost	$1,831,781,742	$476,360,815
Investments in affiliated securities, at cost	252,041,948	—
Total investments, at cost	$2,083,823,690	$476,360,815
Investments in unaffiliated securities, at value (Note 2)	$3,158,482,338	$626,805,864
Investments in affiliated securities, at value (Notes 2 & 5)	275,733,449	—
Total investments, at value	3,434,215,787	626,805,864
Receivable for capital shares sold	2,423,003	96,148
Receivable for investment securities sold	59,056,592	—
Dividends and interest receivable	160,050	164,654
Other assets	33,341	12,876
Total assets	3,495,888,773	627,079,542

LIABILITIES
Payable for capital shares redeemed	4,901,502	547,781
Payable for investment securities purchased	38,416,749	1,526,253
Payable to Adviser (Note 4)	2,332,687	379,673
Accrued distribution and shareholder servicing fees (Note 4)	135,643	39,979
Accrued Trustees’ fees (Note 4)	64,052	64,052
Payable to administrator (Note 4)	41,917	11,622
Accrued legal fees	24,000	24,000
Accrued audit fees	18,300	16,800
Other accrued expenses	31,038	9,410
Total liabilities	45,965,888	2,619,570

CONTINGENCIES AND COMMITMENTS (NOTES 4 & 8)	$—	$—
NET ASSETS	$3,449,922,885	$624,459,972

NET ASSETS CONSIST OF:
Paid-in capital	$1,960,899,221	$465,331,521
Distributable earnings	1,489,023,664	159,128,451
NET ASSETS	$3,449,922,885	$624,459,972

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$2,953,715,413	$591,190,234
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	40,846,670	23,162,479
Net asset value, offering price and redemption price per share (Note 2)	$72.31	$25.52
INVESTORS CLASS
Net assets applicable to Investors Class	$496,207,472	$33,269,738
Investors Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,038,829	1,339,722
Net asset value, offering price and redemption price per share (Note 2)	$70.50	$24.83

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF ASSETS AND LIABILITIES September 30, 2025 (Continued)
	Conestoga Mid Cap Fund	Conestoga Discovery Fund
ASSETS
Investments in securities, at cost	$2,986,310	$3,934,035
Investments in securities, at value (Note 2)	$3,325,342	$5,374,299
Receivable for investment securities sold	—	3,936
Receivable due from Adviser (Note 4)	13,013	9,803
Dividends and interest receivable	18	373
Other assets	16,903	8,193
Total assets	3,355,276	5,396,604

LIABILITIES
Accrued distribution and shareholder servicing fees (Note 4)	7,684	13,491
Accrued Trustees’ fees (Note 4)	828	1,269
Payable to administrator (Note 4)	6,588	6,608
Accrued legal fees	24,000	24,000
Accrued audit fees	16,800	16,800
Other accrued expenses	1,837	2,459
Total liabilities	57,737	64,627

CONTINGENCIES AND COMMITMENTS (NOTES 4 & 8)	$—	$—
NET ASSETS	$3,297,539	$5,331,977

NET ASSETS CONSIST OF:
Paid-in capital	$3,222,159	$4,090,342
Distributable earnings	75,380	1,241,635
NET ASSETS	$3,297,539	$5,331,977

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$2,794,799	$2,969,541
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	290,073	311,169
Net asset value, offering price and redemption price per share (Note 2)	$9.63	$9.54
INVESTORS CLASS
Net assets applicable to Investors Class	$502,740	$2,362,436
Investors Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	52,747	249,803
Net asset value, offering price and redemption price per share (Note 2)	$9.53	$9.46

See accompanying notes to financial statements.

CONESTOGA FUNDS Statements of Operations For the Year Ended September 30, 2025
	Conestoga Small Cap Fund	Conestoga SMid Cap Fund
INVESTMENT INCOME
Dividend income from unaffiliated investments	$8,729,014	$3,092,450
Dividend income from affiliated investments (Note 5)	1,413,758	—
Foreign withholding taxes on dividends	(163,949)	(27,988)
Interest	1,198,680	162,781
Total investment income	11,177,503	3,227,243

EXPENSES
Management fees (Note 4)	35,253,935	5,835,350
Shareholder servicing fees (Note 4)
Institutional Class	1,889,633	317,024
Investors Class	317,625	19,021
Distribution fees - Investors Class (Note 4)	1,588,099	95,101
Trustees’ fees and expenses (Note 4)	258,002	258,002
Fund accounting fees (Note 4)	280,328	118,756
Transfer agent fees (Note 4)
Institutional Class	129,321	9,895
Investors Class	149,714	9,557
Custody and bank service fees	191,654	51,865
Legal fees	100,176	100,176
Registration and filing fees	116,763	43,565
Postage and supplies	104,945	22,481
Audit and tax services fees	19,582	18,082
Administration fees (Note 4)	10,950	10,950
Insurance expense	9,897	9,897
Shareholder reporting expenses	8,406	5,183
Borrowing expenses (Note 10)	7,336	4,144
Other expenses	31,354	17,028
Total expenses	40,467,720	6,946,077
Fee reductions and expense reimbursements by the Adviser (Note 4)	(3,938,837)	(1,014,052)
Net expenses	36,528,883	5,932,025

NET INVESTMENT LOSS	(25,351,380)	(2,704,782)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from unaffiliated investments	216,336,523	30,119,778
Net realized losses from affiliated investments (Note 5)	(52,975,012)	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(458,491,985)	(53,528,389)
Net change in unrealized appreciation (depreciation) on affiliated investments (Note 5)	10,875,761	—
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(284,254,713)	(23,408,611)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(309,606,093)	$(26,113,393)

See accompanying notes to financial statements.

CONESTOGA FUNDS STATEMENTS OF OPERATIONS For the Year Ended September 30, 2025 (Continued)
	Conestoga Mid Cap Fund	Conestoga Discovery Fund
INVESTMENT INCOME
Dividend income from investments	$16,681	$5,926
Foreign withholding taxes on dividends	(152)	(227)
Interest	3,108	3,251
Total investment income	19,637	8,950

EXPENSES
Legal fees	100,176	100,176
Fund accounting fees (Note 4)	55,358	55,508
Registration and filing fees	42,160	37,754
Management fees (Note 4)	25,304	46,096
Audit and tax services fees	18,082	18,082
Transfer agent fees (Note 4)
Institutional Class	6,534	6,115
Investors Class	9,654	10,073
Administration fees (Note 4)	10,950	10,950
Insurance expense	9,072	9,072
Postage and supplies	5,541	5,644
Trustees’ fees and expenses (Note 4)	4,411	5,902
Shareholder reporting expenses	5,011	4,965
Custody and bank service fees	2,967	3,725
Distribution fees - Investors Class (Note 4)	1,279	5,303
Shareholder servicing fees (Note 4)
Institutional Class	2,651	2,488
Investors Class	256	1,061
Other expenses	16,139	17,227
Total expenses	315,545	340,141
Fee reductions and expense reimbursements by the Adviser (Note 4)	(288,961)	(277,218)
Net expenses	26,584	62,923

NET INVESTMENT LOSS	(6,947)	(53,973)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	(49,068)	227,247
Net change in unrealized appreciation (depreciation) on investments	(75,211)	1,084,694
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(124,279)	1,311,941

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(131,226)	$1,257,968

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS
Net investment loss	$(25,351,380)	$(19,631,713)
Net realized gains (losses) from investments	163,361,511	(2,220,842)
Net change in unrealized appreciation (depreciation) on investments	(447,616,224)	702,909,818
Net increase (decrease) in net assets resulting from operations	(309,606,093)	681,057,263

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	—	(26,243,824)
Investors Class	—	(6,455,571)
Decrease in net assets from distributions to shareholders	—	(32,699,395)

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	593,921,486	859,013,339
Reinvestment of distributions to shareholders	—	19,097,244
Payments for shares redeemed	(902,011,103)	(673,945,503)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(308,089,617)	204,165,080

Investors Class
Proceeds from shares sold	66,801,087	125,175,867
Reinvestment of distributions to shareholders	—	5,572,497
Payments for shares redeemed	(305,256,348)	(176,094,660)
Net decrease in Investors Class net assets from capital share transactions	(238,455,261)	(45,346,296)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(856,150,971)	807,176,652

NET ASSETS
Beginning of year	4,306,073,856	3,498,897,204
End of year	$3,449,922,885	$4,306,073,856

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS
Net investment loss	$(2,704,782)	$(1,525,449)
Net realized gains (losses) from investments	30,119,778	(104,201)
Net change in unrealized appreciation (depreciation) on investments	(53,528,389)	124,736,491
Net increase (decrease) in net assets resulting from operations	(26,113,393)	123,106,841

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	65,600,475	353,429,905
Payments for shares redeemed	(161,305,673)	(96,004,772)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(95,705,198)	257,425,133

Investors Class
Proceeds from shares sold	2,438,447	3,483,376
Payments for shares redeemed	(10,229,846)	(13,518,396)
Net decrease in Investors Class net assets from capital share transactions	(7,791,399)	(10,035,020)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(129,609,990)	370,496,954

NET ASSETS
Beginning of year	754,069,962	383,573,008
End of year	$624,459,972	$754,069,962

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS
Net investment loss	$(6,947)	$(5,349)
Net realized losses from investments	(49,068)	(96,639)
Net change in unrealized appreciation (depreciation) on investments	(75,211)	632,230
Net increase (decrease) in net assets resulting from operations	(131,226)	530,242

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	296,158	322,307
Payments for shares redeemed	(23,044)	(23,295)
Net increase in Institutional Class net assets from capital share transactions	273,114	299,012

Investors Class
Proceeds from shares sold	—	23,250
Payments for shares redeemed	—	(34,125)
Net decrease in Investors Class net assets from capital share transactions	—	(10,875)

TOTAL INCREASE IN NET ASSETS	141,888	818,379

NET ASSETS
Beginning of year	3,155,651	2,337,272
End of year	$3,297,539	$3,155,651

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS
Net investment loss	$(53,973)	$(36,999)
Net realized gains (losses) from investments	227,247	(242,788)
Net change in unrealized appreciation (depreciation) on investments	1,084,694	658,348
Net increase in net assets resulting from operations	1,257,968	378,561

CAPITAL SHARE TRANSACTIONS (Note 6)
Institutional Class
Proceeds from shares sold	94,622	85,000
Payments for shares redeemed	(34,514)	(16,200)
Net increase in Institutional Class net assets from capital share transactions	60,108	68,800

Investors Class
Proceeds from shares sold	161,501	2,182,550
Payments for shares redeemed	(444,035)	(337,866)
Net increase (decrease) in Investors Class net assets from capital share transactions	(282,534)	1,844,684

TOTAL INCREASE IN NET ASSETS	1,035,542	2,292,045

NET ASSETS
Beginning of year	4,296,435	2,004,390
End of year	$5,331,977	$4,296,435

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year:
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net asset value at beginning of year	$78.28	$66.27	$59.06	$87.18	$63.19

Income (loss) from investment operations:
Net investment loss (a)	(0.47)	(0.33)	(0.29)	(0.45)	(0.56)
Net realized and unrealized gains (losses) on investments	(5.50)	12.95	9.93	(23.17)	24.55
Total from investment operations	(5.97)	12.62	9.64	(23.62)	23.99

Less distributions from net realized gains	—	(0.61)	(2.43)	(4.50)	—

Net asset value at end of year	$72.31	$78.28	$66.27	$59.06	$87.18

Total return (b)	(7.63%)	19.19%	16.54%	(28.62%)	37.96%

Net assets at end of year (000,000’s)	$2,954	$3,527	$2,796	$2,359	$3,386

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.99%	0.99%	0.98%	0.98%	0.98%
Ratio of net expenses to average net assets (c)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment loss to average net assets (c)	(0.61%)	(0.47%)	(0.44%)	(0.62%)	(0.69%)
Portfolio turnover rate	17%	16%	13%	24%	19%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the year.
(b)

Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMALL CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year:
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net asset value at beginning of year	$76.46	$64.88	$57.97	$85.83	$62.33

Income (loss) from investment operations:
Net investment loss (a)	(0.61)	(0.47)	(0.41)	(0.59)	(0.70)
Net realized and unrealized gains (losses) on investments	(5.35)	12.66	9.75	(22.77)	24.20
Total from investment operations	(5.96)	12.19	9.34	(23.36)	23.50

Less distributions from net realized gains	—	(0.61)	(2.43)	(4.50)	—

Net asset value at end of year	$70.50	$76.46	$64.88	$57.97	$85.83

Total return (b)	(7.80%)	18.94%	16.33%	(28.78%)	37.70%

Net assets at end of year (000,000’s)	$496	$779	$703	$642	$968

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.26%	1.26%	1.26%	1.26%	1.25%
Ratio of net expenses to average net assets (c)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets (c)	(0.82%)	(0.67%)	(0.64%)	(0.82%)	(0.89%)
Portfolio turnover rate	17%	16%	13%	24%	19%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the year.
(b)

Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year:
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net asset value at beginning of year	$26.49	$20.98	$17.96	$26.13	$19.29

Income (loss) from investment operations:
Net investment loss (a)	(0.10)	(0.06)	(0.06)	(0.09)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.87)	5.57	3.08	(8.08)	6.95
Total from investment operations	(0.97)	5.51	3.02	(8.17)	6.84

Net asset value at end of year	$25.52	$26.49	$20.98	$17.96	$26.13

Total return (b)	(3.66%)	26.26%	16.82%	(31.27%)	35.46%

Net assets at end of year (000’s)	$591,190	$711,283	$340,636	$272,623	$357,479

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.99%	1.02%	1.07%	1.07%	1.10%
Ratio of net expenses to average net assets (c)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment loss to average net assets (c)	(0.38%)	(0.27%)	(0.29%)	(0.41%)	(0.47%)
Portfolio turnover rate	11%	10%	9%	15%	17%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the year.
(b)

Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA SMID CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Year:
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Year Ended Sept. 30, 2021
Net asset value at beginning of year	$25.84	$20.52	$17.60	$25.68	$19.01

Income (loss) from investment operations:
Net investment loss (a)	(0.16)	(0.12)	(0.11)	(0.15)	(0.17)
Net realized and unrealized gains (losses) on investments	(0.85)	5.44	3.03	(7.93)	6.84
Total from investment operations	(1.01)	5.32	2.92	(8.08)	6.67

Net asset value at end of year	$24.83	$25.84	$20.52	$17.60	$25.68

Total return (b)	(3.91%)	25.93%	16.59%	(31.46%)	35.09%

Net assets at end of year (000’s)	$33,270	$42,787	$42,937	$44,183	$64,189

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.31%	1.34%	1.38%	1.36%	1.36%
Ratio of net expenses to average net assets (c)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets (c)	(0.63%)	(0.51%)	(0.54%)	(0.66%)	(0.71%)
Portfolio turnover rate	11%	10%	9%	15%	17%

(a)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the year.
(b)

Total return is a measure of the change in value of an investment in the Fund over the years covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(c)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Period Ended Sept. 30, 2021(a)
Net asset value at beginning of period	$10.03	$8.27	$7.10	$10.32	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.02)	(0.01)	(0.01)	(0.03)	(0.01)
Net realized and unrealized gains (losses) on investments	(0.38)	1.77	1.18	(3.19)	0.33
Total from investment operations	(0.40)	1.76	1.17	(3.22)	0.32

Net asset value at end of period	$9.63	$10.03	$8.27	$7.10	$10.32

Total return (c)	(3.99%)	21.28%	16.48%	(31.20%)	3.20	%(d)

Net assets at end of period (000’s)	$2,795	$2,631	$1,893	$1,406	$1,168

Ratios/supplementary data:
Ratio of total expenses to average net assets	9.22%	8.73%	12.10%	12.20%	16.18	%(e)
Ratio of net expenses to average net assets (f)	0.80%	0.80%	0.80%	0.80%	0.80	%(e)
Ratio of net investment loss to average net assets (f)	(0.18%)	(0.15%)	(0.12%)	(0.36%)	(0.50	%)(e)
Portfolio turnover rate	11%	5%	9%	18%	1	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (June 29, 2021) through September 30, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA MID CAP FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Year Ended Sept. 30, 2022	Period Ended Sept. 30, 2021(a)
Net asset value at beginning of period	$9.95	$8.23	$7.08	$10.31	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.04)	(0.04)	(0.03)	(0.05)	(0.02)
Net realized and unrealized gains (losses) on investments	(0.38)	1.76	1.18	(3.18)	0.33
Total from investment operations	(0.42)	1.72	1.15	(3.23)	0.31

Net asset value at end of period	$9.53	$9.95	$8.23	$7.08	$10.31

Total return (c)	(4.22%)	20.90%	16.24%	(31.33%)	3.10	%(d)

Net assets at end of period (000’s)	$503	$525	$444	$395	$567

Ratios/supplementary data:
Ratio of total expenses to average net assets	13.87%	13.47%	17.34%	15.54%	17.54	%(e)
Ratio of net expenses to average net assets (f)	1.05%	1.05%	1.05%	1.05%	1.05	%(e)
Ratio of net investment loss to average net assets (f)	(0.43%)	(0.39%)	(0.37%)	(0.61%)	(0.73	%)(e)
Portfolio turnover rate	11%	5%	9%	18%	1	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (June 29, 2021) through September 30, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$7.33	$6.35	$7.07	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.09)	(0.06)	(0.06)	(0.06)
Net realized and unrealized gains (losses) on investments	2.30	1.04	(0.66)	(2.87)
Total from investment operations	2.21	0.98	(0.72)	(2.93)

Net asset value at end of period	$9.54	$7.33	$6.35	$7.07

Total return (c)	30.15%	15.43%	(10.18%)	(29.30	%)(d)

Net assets at end of period (000’s)	$2,970	$2,222	$1,864	$2,075

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.08%	8.13%	11.38%	9.08	%(e)
Ratio of net expenses to average net assets (f)	1.25%	1.25%	1.25%	1.25	%(e)
Ratio of net investment loss to average net assets (f)	(1.05%)	(0.87%)	(0.88%)	(0.90	%)(e)
Portfolio turnover rate	31%	32%	23%	27	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA DISCOVERY FUND INVESTORS CLASS FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period:
	Year Ended Sept. 30, 2025	Year Ended Sept. 30, 2024	Year Ended Sept. 30, 2023	Period Ended Sept. 30, 2022(a)
Net asset value at beginning of period	$7.28	$6.32	$7.05	$10.00

Income (loss) from investment operations:
Net investment loss (b)	(0.11)	(0.08)	(0.08)	(0.07)
Net realized and unrealized gains (losses) on investments	2.29	1.04	(0.65)	(2.88)
Total from investment operations	2.18	0.96	(0.73)	(2.95)

Net asset value at end of period	$9.46	$7.28	$6.32	$7.05

Total return (c)	29.95%	15.19%	(10.35%)	(29.50	%)(d)

Net assets at end of period (000’s)	$2,362	$2,075	$140	$184

Ratios/supplementary data:
Ratio of total expenses to average net assets	7.72%	7.76%	23.00%	13.66	%(e)
Ratio of net expenses to average net assets (f)	1.50%	1.50%	1.50%	1.50	%(e)
Ratio of net investment loss to average net assets (f)	(1.30%)	(1.15%)	(1.13%)	(1.14	%)(e)
Portfolio turnover rate	31%	32%	23%	27	%(d)

(a)	Represents the period from the commencement of operations as a series of Conestoga Funds (December 20, 2021) through September 30, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced management fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

1. Organization

Conestoga Funds (the “Trust”) was organized as a Delaware statutory trust on February 5, 2002. The Trust consists of four series, the Conestoga Small Cap Fund (the “Small Cap Fund”), the Conestoga SMid Cap Fund (the “SMid Cap Fund”), the Conestoga Mid Cap Fund (the “Mid Cap Fund”) and the Conestoga Discovery Fund (the “Discovery Fund”) (individually, a “Fund” and collectively, the “Funds”). The Trust is registered as an open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund’s investment objective is to achieve long-term growth of capital. Each Fund currently offers two classes of shares, Institutional Class and Investors Class. The Mid Cap Fund commenced operations on June 29, 2021 and the Discovery Fund commenced operations on December 20, 2021.

Each Fund’s two classes of shares represent interests in the same portfolio of investments, and have the same rights, but the share classes differ primarily in the expenses to which they are subject and have differing investment minimums. Institutional Class shares are sold without any sales loads or distribution fees but are subject to a shareholder servicing fee of up to 0.10% of the average daily net assets allocable to Institutional Class shares and require a $250,000 initial investment. Investors Class shares are sold without any sales loads but are subject to a distribution fee of up to 0.25% and a shareholder servicing fee of up to 0.25% of the average daily net assets allocable to Investors Class shares and require a $2,500 initial investment. The Board of Trustees of the Trust (the “Board” and the members thereof, “Trustees”) has determined to limit the shareholder servicing fees paid by Investors Class shares of each Fund to 0.05% of the average daily net assets allocable to Investors Class shares until at least September 30, 2026.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of ASU 2023-07 impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Conestoga Capital Advisors, LLC (the “Adviser” or “Management”). Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

New Accounting Pronouncement – In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) – Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management does not believe there will be any impact on the Funds’ financial statements.

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted bid price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value, as determined in good faith by the Adviser as the Funds’ valuation designee (in such capacity, the “Valuation Designee”), in accordance with procedures established by and under the general supervision of the Board pursuant to Rule 2a-5 under the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The Funds adopted Pricing and Valuation Guidelines conforming to Rule 2a-5, effective September 8, 2022, and designated the Adviser as Valuation Designee for each of the Funds. Under these procedures, securities held by the Funds may be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of September 30, 2025:

Conestoga Small Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,296,834,241	$—	$—	$3,296,834,241
Money Market Funds	137,381,546	—	—	137,381,546
Total	$3,434,215,787	$—	$—	$3,434,215,787

Conestoga SMid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$605,993,749	$—	$—	$605,993,749
Money Market Funds	20,812,115	—	—	20,812,115
Total	$626,805,864	$—	$—	$626,805,864

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Conestoga Mid Cap Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,161,929	$—	$—	$3,161,929
Money Market Funds	163,413	—	—	163,413
Total	$3,325,342	$—	$—	$3,325,342

Conestoga Discovery Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$5,116,765	$—	$—	$5,116,765
Money Market Funds	257,534	—	—	257,534
Total	$5,374,299	$—	$—	$5,374,299

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by industry and sector type. The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended September 30, 2025.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

Cash – Each Fund’s cash may be held in a bank account with balances which may exceed the Federal Deposit Insurance Corporation limit of $250,000. As of September 30, 2025, none of the Funds had a cash balance held in a deposit sweep account.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated between the Funds based on the relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Distributions to shareholders – Each Fund distributes to its shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the years ended September 30, 2025 and 2024 were as follows:

Conestoga Small Cap Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
September 30, 2025	$—	$—	$—
September 30, 2024	$—	$32,699,395	$32,699,395

Conestoga SMid Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
September 30, 2025	$—	$—	$—
September 30, 2024	$—	$—	$—

Conestoga Mid Cap Fund	Ordinary Income	Long-Term Capital Gain	Total
September 30, 2025	$—	$—	$—
September 30, 2024	$—	$—	$—

Conestoga Discovery Fund	Ordinary Income	Long-Term Capital Gain	Total
September 30, 2025	$—	$—	$—
September 30, 2024	$—	$—	$—

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent each Fund distributes substantially all of its taxable net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of September 30, 2025:

	Small Cap Fund	SMid Cap Fund
Tax cost of investments	$2,088,340,593	$477,874,599
Gross unrealized appreciation	$1,417,439,779	$180,824,550
Gross unrealized depreciation	(71,564,585)	(31,893,285)
Net unrealized appreciation	1,345,875,194	148,931,265
Undistributed long-term capital gains	161,547,757	12,169,256
Accumulated capital and other losses	(18,399,287)	(1,972,070)
Distributable earnings	$1,489,023,664	$159,128,451

	Mid Cap Fund	Discovery Fund
Tax cost of investments	$2,988,949	$3,951,925
Gross unrealized appreciation	$598,369	$1,667,309
Gross unrealized depreciation	(261,976)	(244,935)
Net unrealized appreciation	336,393	1,422,374
Accumulated capital and other losses	(261,013)	(180,739)
Distributable earnings	$75,380	$1,241,635

The difference between the federal income tax cost of investments and the financial statement cost of portfolio investments for the Funds are due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended September 30, 2025, the following reclassifications were made on the Statements of Assets and Liabilities for the Funds as a result of a permanent difference between the financial statements and income tax reporting requirements due in most part to net investment loss:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Paid-in capital	$(22,289,086)	$(2,101,237)	$(6,847)	$(46,657)
Distributable earnings	22,289,086	2,101,237	6,847	46,657

Such reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, had no effect on each Fund’s net assets of NAV per share.

Net qualified late year ordinary losses represent losses incurred after December 31, 2024. These losses are deemed to arise on the first day of the Funds’ next taxable year. For the year ended September 30, 2025, the Small Cap Fund, SMid Cap Fund, Mid Cap Fund and Discovery Fund deferred until October 1, 2025 qualified late year ordinary losses of $18,399,287, $1,972,070 & $4,711 and $40,868 for federal income tax purposes, respectively.

As of September 30, 2025, the Funds utilized the following capital loss carryforwards (“CLCFs”) against current year gains for federal income tax purposes:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Short-term capital loss carryforwards utilized	$4,832,422	$4,895,650	$—	$69,859
Long-term capital loss carryforwards utilized	—	11,905,721	—	169,676
Total	$4,832,422	$16,801,371	$—	$239,535

For the year ended September 30, 2025, the Funds had the following CLCFs for federal income tax purposes:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Short-term capital loss carryforwards	$—	$—	$31,967	$—
Long-term capital loss carryforwards	—	—	224,335	139,871
Total	$—	$—	$256,302	$139,871

These CLCFs, which do not expire, are available to offset net realized capital gains in future years, thereby reducing future taxable gain distributions.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the year ended September 30, 2025, the Funds did not incur any interest and penalties.

3. Investment Transactions

During the year ended September 30, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were as follows:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Purchases of investment securities	$654,534,623	$76,144,658	$529,849	$1,408,119
Proceeds from sales of investment securities	$1,180,218,019	$185,819,117	$335,193	$1,776,982

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Small Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Small Cap Fund. For these services, the Small Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.90% of its average daily net assets. The Adviser has contractually agreed to limit the Small Cap Fund’s net annual operating expenses (excluding taxes, extraordinary expenses, reorganization expenses, brokerage commissions, interest, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.90% (for the Institutional Class) of average daily net assets until at least January 31, 2026. During the year ended September 30, 2025, the Adviser reduced its management fees of $35,253,935 from the Small Cap Fund by $1,030,661 and reimbursed other operating expenses of $2,908,176 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the applicable expense limitation that was in effect

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

at the time of the management fee reduction or expense reimbursement. As of September 30, 2025, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2026	September 30, 2027	Total
Small Cap Fund	$3,942,587	$3,938,837	$7,881,424

During the year ended September 30, 2025, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Small Cap Fund.

The SMid Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the SMid Cap Fund. For these services, the SMid Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.85% of its average daily net assets. The Adviser has contractually agreed to limit the SMid Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.10% (for the Investors Class) and 0.85% (for the Institutional Class) of average daily net assets until at least January 31, 2026. During the year ended September 30, 2025, the Adviser reduced its management fees of $5,835,350 from the SMid Cap Fund by $618,852 and reimbursed other operating expenses of $395,200 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of September 30, 2025, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2026	September 30, 2027	Total
SMid Cap Fund	$921,323	$1,014,052	$1,935,375

During the year ended September 30, 2025, the Adviser did not recover any previous management fee reductions or expense reimbursements from the SMid Cap Fund.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Mid Cap Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Mid Cap Fund. For these services, the Mid Cap Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 0.80% of its average daily net assets. The Adviser has contractually agreed to limit the Mid Cap Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.05% (for the Investors Class) and 0.80% (for the Institutional Class) of average daily net assets until at least January 31, 2026. During the year ended September 30, 2025, the Adviser did not collect any of its management fees of $25,304 from the Mid Cap Fund and reimbursed other operating expenses of $263,657 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of September 30, 2025, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the dates as stated below:

	September 30, 2026	September 30, 2027	Total
Mid Cap Fund	$244,391	$288,961	$533,352

During the year ended September 30, 2025, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Mid Cap Fund.

The Discovery Fund has entered into an Investment Advisory Agreement with the Adviser to provide supervision and assistance in overall management services to the Discovery Fund. For these services, the Discovery Fund pays the Adviser a management fee, calculated daily and paid monthly, equal to an annual rate of 1.00% of its average daily net assets. The Adviser has contractually agreed to limit the Discovery Fund’s net annual operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to 1.50% (for the Investors Class) and 1.25% (for the Institutional Class) of average daily net assets until at least January 31, 2026. During the year ended September 30, 2025, the Adviser did not collect any of its management fees of $46,096 from the Discovery Fund and reimbursed other operating expenses of $231,122 under this arrangement. In addition, if at any point during the 24 months following the date that the Adviser reduced its management fees and/or made expense reimbursements, it becomes unnecessary for the Adviser to reduce

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

its management fees or make expense reimbursements, the Adviser may recapture any of its prior management fee reductions or expense reimbursements to the extent such recapture does not cause the Fund’s total annual operating expenses to exceed the current expense limitation or the applicable expense limitation that was in effect at the time of the management fee reduction or expense reimbursement. As of September 30, 2025, the Adviser may seek recovery of management fee reductions and expense reimbursements no later than the date as stated below:

	September 30, 2026	September 30, 2027	Total
Discovery Fund	$246,272	$277,218	$523,490

During the year ended September 30, 2025, the Adviser did not recover any previous management fee reductions or expense reimbursements from the Discovery Fund.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

The Trust, on behalf of each Fund, has adopted a distribution plan (the “Distribution Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits each Fund to pay certain expenses associated with the distribution of Investors Class shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Funds. The Distribution Plan provides that each Fund may reimburse the Distributor (hereinafter defined) for distribution expenses in an amount not exceeding, on an annual basis, 0.25% of the average daily net assets allocable to Investors Class shares. During the year ended September 30, 2025, Investors Class shares of the Small Cap Fund, SMid Cap Fund, Mid Cap Fund and Discovery Fund incurred fees of $1,588,099, $95,101, $1,279, and $5,303, respectively, under the Distribution Plan.

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan under which each Fund may enter into agreements with various shareholder servicing agents, including financial institutions and securities brokers. Each Fund may pay shareholder servicing fees in an amount not exceeding, on an annual basis, 0.10% of the average daily net assets allocable to the Institutional Class shares and 0.25% of the average daily net assets allocable to the Investors Class shares. The Board has approved a limitation on the shareholder servicing fees of 0.05% of the average daily net assets attributable to Investors Class shares that will continue through at least September 30, 2026. During the year ended September 30, 2025, the Funds incurred the following fees under the Shareholder Servicing Plan:

	Small Cap Fund	SMid Cap Fund	Mid Cap Fund	Discovery Fund
Institutional Class shares	$1,889,633	$317,024	$2,651	$2,488
Investors Class shares	$317,625	$19,021	$256	$1,061

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides fund accounting, transfer agency and certain administration services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs related to the pricing of its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers of the Trust are also officers of Ultimus and/or the Distributor. An employee of Ultimus serves as the Trust’s Anti-Money Laundering Officer.

TRUSTEE COMPENSATION

Trustees affiliated with the Adviser are not compensated by the Trust for their services. Effective January 1, 2025, each Trustee who is not an “interested person” of the Trust as defined in Section 2(a)(19) under the 1940 Act (“Independent Trustee”) receives a quarterly retainer of $17,750, $5,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting. The Lead Independent Trustee receives an additional annual retainer of $36,400, and the Chair of the Audit Committee receives an additional annual retainer of $30,340, for their respective leadership roles. From January 1, 2024 through December 31, 2024, each Independent Trustee received a quarterly retainer of $15,625, $5,000 per quarterly and special in-person meeting, and $2,500 per special telephonic meeting. The Lead Independent Trustee received an additional annual retainer of $33,000, and the Chair of the Audit Committee received an additional annual retainer of $27,500, for their respective leadership roles. Each Fund pays its proportionate share of such fees.

PRINCIPAL HOLDERS OF FUND SHARES

As of September 30, 2025, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNERS	% Ownership
Conestoga Small Cap Fund
Charles Schwab & Company, Inc. (for the benefit of its customers)	33%
National Financial Services, LLC (for the benefit of its customers)	26%
Conestoga SMid Cap Fund
National Financial Services, LLC (for the benefit of its customers)	62%
Conestoga Mid Cap Fund
Dominion Carolina Gas Transmission, LLC (for the benefit of its customers)	43%
Conestoga Discovery Fund
RBC Capital Markets, LLC (for the benefit of its customers)	42%

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of the company. The industry and percentage of net assets for these holdings can be found on the Small Cap Fund’s Schedule of Investments. Further information on these holdings for the year ended September 30, 2025 appears below:

	Digi International, Inc.	LeMaitre Vascular, Inc.*	Mesa Laboratories, Inc.
Percentage of Outstanding Voting Shares Owned	6.46%	4.96%	5.08%
Shares at Beginning of Year	2,276,606	1,420,521	363,985
Shares Purchased During the Year	270,000	20,000	50,000
Shares Sold During the Year	(147,052)	(318,350)	(134,475)
Shares at End of Year	2,399,554	1,122,171	279,510
Market Value at Beginning of Year	$62,674,963	$131,952,196	$47,267,092
Cost of Purchases During the Year	8,196,020	1,749,982	6,612,413
Cost of Sales During the Year	(5,583,161)	(16,169,777)	(19,817,862)
Change in Unrealized Appreciation (Depreciation)	22,199,917	(19,331,217)	(15,331,678)
Market Value at End of Year	$87,487,739	$98,201,184	$18,729,965
Net Realized Gains (Losses) During the Year	$(954,069)	$13,838,276	$(10,691,048)
Dividend Income Earned During the Year	$—	$870,801	$259,000

	Simulations Plus, Inc.**	Stevanato Group S.p.A.	Transcat, Inc.
Percentage of Outstanding Voting Shares Owned	0.00%	9.51%	7.04%
Shares at Beginning of Year	1,266,380	4,326,581	643,499
Shares Purchased During the Year	559,304	515,000	125,000
Shares Sold During the Year	(1,825,684)	(123,550)	(112,400)
Shares at End of Year	—	4,718,031	656,099
Market Value at Beginning of Year	$40,549,488	$86,531,620	$77,715,374
Cost of Purchases During the Year	17,738,346	9,881,294	9,217,228
Cost of Sales During the Year	(78,159,226)	(3,794,488)	(13,502,630)
Change in Unrealized Appreciation (Depreciation)	19,871,392	28,870,872	(25,403,525)
Market Value at End of Year	$—	$121,489,298	$48,026,447
Net Realized Losses During the Year	$(48,895,015)	$(1,405,705)	$(4,867,451)
Dividend Income Earned During the Year	$—	$283,957	$—

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Total
Market Value at Beginning of Year	$446,690,733
Cost of Purchases During the Year	53,395,283
Cost of Sales During the Year	(137,027,144)
Change in Unrealized Appreciation (Depreciation)	10,875,761
Market Value at End of Year (with LeMaitre Vascular, Inc.)	$373,934,633
Market Value at End of Year (without LeMaitre Vascular, Inc.)	$275,733,449
Net Realized Losses During the Year	$(52,975,012)
Dividend Income Earned During the Year	$1,413,758

*	At September 30, 2025, the company was no longer defined as an affiliate, although it was an affiliate company during the Small Cap Fund’s fiscal year.
**	As of September 30, 2025, the company was no longer held by the Small Cap Fund.

6. Capital Share Activity

The following table summarizes the capital share activity in Institutional Class shares of the Small Cap Fund:

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	7,772,736	$593,921,486	12,010,702	$859,013,339
Reinvested	—	—	280,347	19,097,244
Redeemed	(11,985,467)	(902,011,103)	(9,413,215)	(673,945,503)
Total	(4,212,731)	$(308,089,617)	2,877,834	$204,165,080

The following table summarizes the capital share activity in Investors Class shares of the Small Cap Fund:

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	906,470	$66,801,087	1,797,536	$125,175,867
Reinvested	—	—	83,608	5,572,497
Redeemed	(4,055,914)	(305,256,348)	(2,534,382)	(176,094,660)
Total	(3,149,444)	$(238,455,261)	(653,238)	$(45,346,296)

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Institutional Class shares of the SMid Cap Fund:

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	2,526,167	$65,600,475	14,669,278	$353,429,905
Redeemed	(6,214,846)	(161,305,673)	(4,053,808)	(96,004,772)
Total	(3,688,679)	$(95,705,198)	10,615,470	$257,425,133

The following table summarizes the capital share activity in Investors Class shares of the SMid Cap Fund:

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	95,394	$2,438,447	151,112	$3,483,376
Redeemed	(411,657)	(10,229,846)	(588,015)	(13,518,396)
Total	(316,263)	$(7,791,399)	(436,903)	$(10,035,020)

The following table summarizes the capital share activity in Institutional Class shares of the Mid Cap Fund:

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	30,079	$296,158	36,169	$322,307
Redeemed	(2,288)	(23,044)	(2,712)	(23,295)
Total	27,791	$273,114	33,457	$299,012

The following table summarizes the capital share activity in Investors Class shares of the Mid Cap Fund:

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	—	$—	2,557	$23,250
Redeemed	—	—	(3,770)	(34,125)
Total	—	$—	(1,213)	$(10,875)

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The following table summarizes the capital share activity in Institutional Class shares of the Discovery Fund:

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	12,010	$94,622	12,169	$85,000
Redeemed	(4,098)	(34,514)	(2,523)	(16,200)
Total	7,912	$60,108	9,646	$68,800

The following table summarizes the capital share activity in Investors Class shares of the Discovery Fund:

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Value	Shares	Value
Issued	18,339	$161,501	311,119	$2,182,550
Redeemed	(53,636)	(444,035)	(48,200)	(337,866)
Total	(35,297)	$(282,534)	262,919	$1,844,684

7. Industry Risk

If a Fund has significant investments in the securities of issuers within a particular industry, any development affecting that industry will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that industry. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular industry. Under the Russell ICB Industry and Sector classification, equity companies are categorized within 11 industries and 45 sectors and 171 subsectors. As of September 30, 2025, the Funds had a significant value of their net assets invested in stocks within the Russell ICB industries as follows:

Fund	Russell ICB Industry	% Net Assets
Small Cap Fund	Industrials	38.8%
	Technology	20.0%
SMid Cap Fund	Industrials	37.7%
	Technology	20.8%
Mid Cap Fund	Industrials	30.9%
	Technology	20.5%
Discovery Fund	Industrials	33.6%
	Health Care	23.5%

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds consider companies to be “in the same industry” for purposes of industry concentration if the companies are categorized in the same Russell ICB subsector. None of the Funds concentrated their investments by investing more than 25% of their net assets in a single Russell ICB subsector.

8. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Recent Market Risk

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, trade disruption or other events may have a significant impact on a security or a Fund. These types of events and others like them may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include, but are not limited to, embargos, political actions, tariffs, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement, including the forced selling of securities or the inability to participate in impacted markets. The duration of these events could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests and may lead to losses on an investment. The ultimate impact of these events on the financial performance of a Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

10. Borrowing Costs

From time to time, the Funds may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Funds will incur borrowing costs charged by UMB Bank, NA (the “Custodian”). Accordingly, during the year ended September 30, 2025, the Small Cap Fund and SMid Cap Fund incurred $7,336 and $4,144 of borrowing costs charged by the Custodian, respectively.

CONESTOGA FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

11. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On November 19, 2025, the Board determined to close and liquidate the Conestoga Mid Cap Fund (for this section, the “Fund”) at the recommendation of the Adviser. The Fund will be closed and liquidated on or about January 31, 2026. In connection with the pending liquidation, the Fund discontinued accepting orders for the purchase of Fund shares after the close of business on November 24, 2025. On or around the close of business on January 31, 2026, the Fund will distribute, pro rata, all of its assets in cash to its shareholders, and all outstanding shares will be redeemed and cancelled. Prior to that time, the proceeds from the liquidation of portfolio securities will be invested in cash equivalent securities or held in cash. During this time, the Fund may hold more cash, cash equivalents or other short-term investments than normal, which may prevent the Fund from meeting its stated investment objective.

CONESTOGA FUNDS
Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of
Conestoga Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Conestoga Funds comprising Conestoga Small Cap Fund, Conestoga SMid Cap Fund, Conestoga Mid Cap Fund, and Conestoga Discovery Fund (the “Funds”) as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended September 30, 2022, and prior, were audited by other auditors whose report dated November 21, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting

CONESTOGA FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 25, 2025

CONESTOGA FUNDS
Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Interested Trustees

Robert M. Mitchell, Chairman and
Chief Executive Officer
Mark S. Clewett, Senior Vice President

Independent Trustees

Nicholas J. Kovich, Lead Independent Trustee
James G. Logue
Denise C. Marbach
M. Eugenie G. Logue
James R. Warren

Investment Adviser

Conestoga Capital Advisors, LLC
CrossPoint at Valley Forge
550 E. Swedesford Road, Suite 120
Wayne, PA 19087

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian

UMB Bank, NA
928 Grand Blvd.
Kansas City, MO 64106

Distributor

Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel

Faegre Drinker Biddle & Reath LLP
One Logan Square Suite 2000
Philadelphia, PA 19103

Conestoga Funds’ Officers

Robert M. Mitchell, Chairman and
Chief Executive Officer
Duane R. D’Orazio, Secretary and Chief Compliance Officer
Mark S. Clewett, Senior Vice President
Joseph F. Monahan, Senior Vice President and Treasurer
Angela A. Simmons, Assistant Treasurer
Daniel D. Bauer, Assistant Treasurer
Neil Walker, Assistant Treasurer
Stephen L. Preston, Assistant Vice President
and Anti-Money Laundering Officer

This report is provided for the general information of the shareholders of the Conestoga Small Cap, SMid Cap, Mid Cap and Discovery Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

(b) Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) Not applicable.

(a)(3) A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

Exhibit 99.CODE ETH	Code of Ethics

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Conestoga Funds

By (Signature and Title)*		/s/ Robert M. Mitchell.
Robert M. Mitchell, Chief Executive Officer

Date	December 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert M. Mitchell
Robert M. Mitchell, Chief Executive Officer

Date	December 5, 2025

By (Signature and Title)*		/s/ Joseph F. Monahan
Joseph F. Monahan, Treasurer and Principal Accounting Officer

Date	December 5, 2025

*	Print the name and title of each signing officer under his or her signature.